Schedule of Investments(a)
November 30, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.30%
Advertising–0.39%
Interpublic Group of Cos., Inc. (The)	378,791	$11,644,035
Omnicom Group, Inc.	152,428	12,290,270
		23,934,305
Aerospace & Defense–2.34%
Axon Enterprise, Inc.(b)	56,013	12,875,708
Boeing Co. (The)(b)	56,926	13,185,769
General Dynamics Corp.	55,201	13,632,991
Howmet Aerospace, Inc.	252,395	13,275,977
Huntington Ingalls Industries, Inc.	57,041	13,519,858
L3Harris Technologies, Inc.	71,613	13,664,477
Lockheed Martin Corp.	28,427	12,728,758
Northrop Grumman Corp.	28,450	13,518,302
RTX Corp.(c)	144,065	11,738,416
Textron, Inc.	159,082	12,195,226
TransDigm Group, Inc.	13,793	13,280,866
		143,616,348
Agricultural & Farm Machinery–0.18%
Deere & Co.	30,092	10,965,826
Agricultural Products & Services–0.37%
Archer-Daniels-Midland Co.	152,603	11,251,419
Bunge Global S.A.	107,017	11,757,958
		23,009,377
Air Freight & Logistics–0.78%
C.H. Robinson Worldwide, Inc.	139,326	11,431,698
Expeditors International of Washington, Inc.	104,825	12,614,641
FedEx Corp.	47,478	12,288,731
United Parcel Service, Inc., Class B	74,681	11,322,386
		47,657,456
Apparel Retail–0.40%
Ross Stores, Inc.	100,758	13,136,828
TJX Cos., Inc. (The)	131,509	11,587,258
		24,724,086
Apparel, Accessories & Luxury Goods–0.80%
lululemon athletica, inc.(b)	29,553	13,204,280
Ralph Lauren Corp.	102,836	13,304,922
Tapestry, Inc.	377,128	11,943,644
VF Corp.(c)	639,713	10,702,398
		49,155,244
Application Software–2.34%
Adobe, Inc.(b)	21,462	13,113,497
ANSYS, Inc.(b)	38,259	11,223,660
Autodesk, Inc.(b)	54,868	11,984,817
Cadence Design Systems, Inc.(b)	50,533	13,809,153
Fair Isaac Corp.(b)	13,368	14,539,037
Intuit, Inc.	21,844	12,482,972
PTC, Inc.(b)	83,726	13,175,123
Roper Technologies, Inc.	24,468	13,169,901
Salesforce, Inc.(b)	53,508	13,478,665
Shares		Value
Application Software–(continued)
Synopsys, Inc.(b)	26,194	$14,229,367
Tyler Technologies, Inc.(b)	30,668	12,538,305
		143,744,497
Asset Management & Custody Banks–1.77%
Ameriprise Financial, Inc.	34,855	12,321,591
Bank of New York Mellon Corp. (The)	268,571	12,977,351
BlackRock, Inc.	17,415	13,082,670
Blackstone, Inc., Class A	106,742	11,994,599
Franklin Resources, Inc.(c)	463,811	11,502,513
Invesco Ltd.(d)	778,422	11,108,082
Northern Trust Corp.	158,062	12,526,413
State Street Corp.	171,417	12,482,586
T. Rowe Price Group, Inc.	110,093	11,023,612
		109,019,417
Automobile Manufacturers–0.54%
Ford Motor Co.	977,773	10,031,951
General Motors Co.(e)	364,995	11,533,842
Tesla, Inc.(b)	48,395	11,618,672
		33,184,465
Automotive Parts & Equipment–0.33%
Aptiv PLC(b)	119,691	9,915,202
BorgWarner, Inc.	300,440	10,121,824
		20,037,026
Automotive Retail–0.55%
AutoZone, Inc.(b)	4,592	11,984,799
CarMax, Inc.(b)	148,148	9,472,583
O’Reilly Automotive, Inc., Class R(b)	12,548	12,326,904
		33,784,286
Biotechnology–1.47%
AbbVie, Inc.	80,705	11,491,585
Amgen, Inc.	46,358	12,499,971
Biogen, Inc.(b)	46,436	10,869,739
Gilead Sciences, Inc.	158,245	12,121,567
Incyte Corp.(b)(c)	187,975	10,214,562
Moderna, Inc.(b)(c)	111,730	8,681,421
Regeneron Pharmaceuticals, Inc.(b)	14,478	11,927,121
Vertex Pharmaceuticals, Inc.(b)	35,058	12,438,929
		90,244,895
Brewers–0.19%
Molson Coors Beverage Co., Class B	188,979	11,629,768
Broadcasting–0.39%
Fox Corp., Class A(c)	259,255	7,658,393
Fox Corp., Class B	134,823	3,729,204
Paramount Global, Class B(c)	880,425	12,651,707
		24,039,304
Broadline Retail–0.61%
Amazon.com, Inc.(b)	87,004	12,710,414
eBay, Inc.	276,919	11,356,448

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Broadline Retail–(continued)
Etsy, Inc.(b)(c)	179,155	$13,581,741
		37,648,603
Building Products–1.18%
A.O. Smith Corp.	171,942	12,957,549
Allegion PLC	111,254	11,802,937
Carrier Global Corp.	205,023	10,652,995
Johnson Controls International PLC	209,706	11,072,477
Masco Corp.	213,883	12,950,616
Trane Technologies PLC	58,398	13,163,493
		72,600,067
Cable & Satellite–0.37%
Charter Communications, Inc., Class A(b)	28,471	11,392,101
Comcast Corp., Class A	267,080	11,187,981
		22,580,082
Cargo Ground Transportation–0.38%
J.B. Hunt Transport Services, Inc.	65,139	12,068,303
Old Dominion Freight Line, Inc.	28,550	11,107,663
		23,175,966
Casinos & Gaming–0.69%
Caesars Entertainment, Inc.(b)	218,865	9,787,643
Las Vegas Sands Corp.	246,094	11,349,855
MGM Resorts International(c)	274,957	10,844,304
Wynn Resorts Ltd.	126,983	10,719,905
		42,701,707
Commodity Chemicals–0.38%
Dow, Inc.	223,917	11,587,705
LyondellBasell Industries N.V., Class A	121,017	11,508,716
		23,096,421
Communications Equipment–1.01%
Arista Networks, Inc.(b)	61,213	13,449,108
Cisco Systems, Inc.	212,222	10,267,300
F5, Inc.(b)	74,909	12,823,672
Juniper Networks, Inc.	413,712	11,770,106
Motorola Solutions, Inc.	42,548	13,737,473
		62,047,659
Computer & Electronics Retail–0.19%
Best Buy Co., Inc.	164,231	11,650,547
Construction & Engineering–0.18%
Quanta Services, Inc.	58,240	10,967,174
Construction Machinery & Heavy Transportation Equipment– 0.79%
Caterpillar, Inc.	42,605	10,681,926
Cummins, Inc.	51,206	11,478,337
PACCAR, Inc.	142,311	13,066,996
Wabtec Corp.	112,851	13,153,912
		48,381,171
Construction Materials–0.40%
Martin Marietta Materials, Inc.	27,452	12,753,925
Vulcan Materials Co.	55,614	11,876,926
		24,630,851
Shares		Value
Consumer Electronics–0.23%
Garmin Ltd.	117,024	$14,305,014
Consumer Finance–0.84%
American Express Co.	76,393	13,045,632
Capital One Financial Corp.(c)	120,362	13,439,621
Discover Financial Services	134,270	12,487,110
Synchrony Financial	384,483	12,441,870
		51,414,233
Consumer Staples Merchandise Retail–1.02%
Costco Wholesale Corp.	21,819	12,932,994
Dollar General Corp.	94,548	12,397,134
Dollar Tree, Inc.(b)(c)	103,660	12,811,339
Target Corp.	97,232	13,010,614
Walmart, Inc.	73,436	11,433,251
		62,585,332
Copper–0.19%
Freeport-McMoRan, Inc.	306,098	11,423,577
Data Center REITs–0.42%
Digital Realty Trust, Inc.(c)	92,527	12,840,897
Equinix, Inc.	15,591	12,706,821
		25,547,718
Data Processing & Outsourced Services–0.20%
Broadridge Financial Solutions, Inc.	64,064	12,416,884
Distillers & Vintners–0.36%
Brown-Forman Corp., Class B	187,009	10,984,909
Constellation Brands, Inc., Class A	46,399	11,158,495
		22,143,404
Distributors–0.54%
Genuine Parts Co.	80,183	10,646,699
LKQ Corp.	238,339	10,613,236
Pool Corp.(c)	34,935	12,133,624
		33,393,559
Diversified Banks–1.91%
Bank of America Corp.	424,070	12,929,894
Citigroup, Inc.	296,295	13,659,200
Comerica, Inc.	257,363	11,637,955
Fifth Third Bancorp	455,380	13,183,251
JPMorgan Chase & Co.	83,879	13,091,834
KeyCorp	1,069,032	13,245,306
PNC Financial Services Group, Inc. (The)	102,853	13,778,188
U.S. Bancorp	333,055	12,696,057
Wells Fargo & Co.	293,332	13,079,674
		117,301,359
Diversified Support Services–0.44%
Cintas Corp.	24,290	13,438,442
Copart, Inc.(b)	269,112	13,514,805
		26,953,247
Drug Retail–0.18%
Walgreens Boots Alliance, Inc.	546,913	10,905,445
Electric Utilities–3.39%
Alliant Energy Corp.	237,025	11,986,354
American Electric Power Co., Inc.	154,703	12,306,624
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Electric Utilities–(continued)
Constellation Energy Corp.	110,703	$13,399,491
Duke Energy Corp.	132,130	12,192,956
Edison International	172,301	11,542,444
Entergy Corp.	126,238	12,801,796
Evergy, Inc.	222,962	11,379,980
Eversource Energy(c)	193,727	11,509,321
Exelon Corp.	295,105	11,364,493
FirstEnergy Corp.	337,636	12,472,274
NextEra Energy, Inc.	179,959	10,529,401
NRG Energy, Inc.	304,394	14,562,209
PG&E Corp.(b)	709,116	12,175,522
Pinnacle West Capital Corp.	156,965	11,762,957
PPL Corp.	485,923	12,692,309
Southern Co. (The)	177,045	12,566,654
Xcel Energy, Inc.	210,734	12,821,057
		208,065,842
Electrical Components & Equipment–1.11%
AMETEK, Inc.	78,146	12,130,603
Eaton Corp. PLC	50,933	11,596,935
Emerson Electric Co.	121,542	10,805,084
Generac Holdings, Inc.(b)(c)	104,416	12,223,981
Hubbell, Inc.	34,555	10,366,500
Rockwell Automation, Inc.	40,513	11,158,901
		68,282,004
Electronic Components–0.39%
Amphenol Corp., Class A	140,024	12,740,784
Corning, Inc.	383,380	10,922,496
		23,663,280
Electronic Equipment & Instruments–0.75%
Keysight Technologies, Inc.(b)	90,905	12,353,080
Teledyne Technologies, Inc.(b)(c)	29,316	11,813,175
Trimble, Inc.(b)	236,039	10,952,210
Zebra Technologies Corp., Class A(b)	46,911	11,116,969
		46,235,434
Electronic Manufacturing Services–0.20%
TE Connectivity Ltd.	94,060	12,321,860
Environmental & Facilities Services–0.83%
Republic Services, Inc.	82,539	13,358,112
Rollins, Inc.	333,055	13,568,661
Veralto Corp.(b)	145,404	11,232,459
Waste Management, Inc.	76,872	13,144,343
		51,303,575
Fertilizers & Agricultural Chemicals–0.68%
CF Industries Holdings, Inc.	143,619	10,792,968
Corteva, Inc.	242,570	10,964,164
FMC Corp.	159,377	8,552,170
Mosaic Co. (The)(e)	319,431	11,464,378
		41,773,680
Financial Exchanges & Data–1.87%
Cboe Global Markets, Inc.	78,574	14,315,397
CME Group, Inc., Class A	58,669	12,810,963
FactSet Research Systems, Inc.	28,034	12,712,297
Intercontinental Exchange, Inc.	104,614	11,909,258
MarketAxess Holdings, Inc.	53,067	12,742,448
Shares		Value
Financial Exchanges & Data–(continued)
Moody’s Corp.	35,256	$12,867,030
MSCI, Inc.	22,531	11,735,271
Nasdaq, Inc.	233,845	13,057,905
S&P Global, Inc.	30,801	12,807,980
		114,958,549
Food Distributors–0.20%
Sysco Corp.	171,932	12,408,332
Food Retail–0.18%
Kroger Co. (The)	256,179	11,341,044
Footwear–0.22%
NIKE, Inc., Class B	123,135	13,578,096
Gas Utilities–0.20%
Atmos Energy Corp.	105,331	11,987,721
Gold–0.20%
Newmont Corp.	310,524	12,479,960
Health Care Distributors–0.86%
Cardinal Health, Inc.	135,465	14,505,592
Cencora, Inc.(c)	67,679	13,763,878
Henry Schein, Inc.(b)	162,785	10,862,643
McKesson Corp.	28,582	13,449,546
		52,581,659
Health Care Equipment–3.35%
Abbott Laboratories	119,395	12,451,705
Baxter International, Inc.	311,006	11,221,097
Becton, Dickinson and Co.	45,085	10,648,175
Boston Scientific Corp.(b)	223,252	12,477,554
DexCom, Inc.(b)	115,252	13,313,911
Edwards Lifesciences Corp.(b)	162,367	10,993,870
GE HealthCare Technologies, Inc.	185,309	12,686,254
Hologic, Inc.(b)	166,505	11,871,807
IDEXX Laboratories, Inc.(b)	25,820	12,027,472
Insulet Corp.(b)	69,955	13,227,791
Intuitive Surgical, Inc.(b)	40,328	12,535,556
Medtronic PLC	150,409	11,922,921
ResMed, Inc.	81,288	12,821,556
STERIS PLC	53,992	10,849,152
Stryker Corp.	41,536	12,308,363
Teleflex, Inc.	58,156	13,125,228
Zimmer Biomet Holdings, Inc.	99,682	11,594,013
		206,076,425
Health Care Facilities–0.38%
HCA Healthcare, Inc.	43,960	11,011,101
Universal Health Services, Inc., Class B	91,457	12,573,508
		23,584,609
Health Care REITs–0.59%
Healthpeak Properties, Inc.	600,729	10,404,627
Ventas, Inc.	283,780	13,008,475
Welltower, Inc.	145,842	12,994,522
		36,407,624
Health Care Services–1.01%
Cigna Group (The)	42,727	11,232,074
CVS Health Corp.	182,664	12,412,019
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Health Care Services–(continued)
DaVita, Inc.(b)(c)	125,868	$12,770,567
Laboratory Corp. of America Holdings	59,155	12,831,311
Quest Diagnostics, Inc.	94,683	12,993,348
		62,239,319
Health Care Supplies–0.49%
Align Technology, Inc.(b)	36,196	7,738,705
Cooper Cos., Inc. (The)	34,362	11,577,245
DENTSPLY SIRONA, Inc.	334,072	10,606,786
		29,922,736
Home Furnishings–0.18%
Mohawk Industries, Inc.(b)	127,821	11,287,873
Home Improvement Retail–0.35%
Home Depot, Inc. (The)	36,587	11,469,659
Lowe’s Cos., Inc.	51,998	10,338,762
		21,808,421
Homebuilding–0.83%
D.R. Horton, Inc.	102,520	13,088,728
Lennar Corp., Class A	101,345	12,964,052
NVR, Inc.(b)(c)	1,907	11,738,329
PulteGroup, Inc.(c)	148,992	13,173,873
		50,964,982
Hotel & Resort REITs–0.21%
Host Hotels & Resorts, Inc.(c)	749,322	13,090,655
Hotels, Resorts & Cruise Lines–1.60%
Airbnb, Inc., Class A(b)	82,475	10,419,892
Booking Holdings, Inc.(b)	3,826	11,958,928
Carnival Corp.(b)	786,052	11,837,943
Expedia Group, Inc.(b)	109,532	14,916,068
Hilton Worldwide Holdings, Inc.	78,035	13,072,423
Marriott International, Inc., Class A	58,539	11,865,855
Norwegian Cruise Line Holdings Ltd.(b)(c)	737,828	11,266,634
Royal Caribbean Cruises Ltd.(b)(c)	123,540	13,275,608
		98,613,351
Household Appliances–0.16%
Whirlpool Corp.	88,106	9,594,743
Household Products–0.98%
Church & Dwight Co., Inc.	125,694	12,145,811
Clorox Co. (The)	77,741	11,144,172
Colgate-Palmolive Co.	164,298	12,941,754
Kimberly-Clark Corp.	94,342	11,672,936
Procter & Gamble Co. (The)	78,642	12,073,120
		59,977,793
Human Resource & Employment Services–0.91%
Automatic Data Processing, Inc.	48,229	11,088,812
Ceridian HCM Holding, Inc.(b)(c)	164,500	11,334,050
Paychex, Inc.	99,772	12,169,191
Paycom Software, Inc.	42,301	7,684,399
Robert Half, Inc.(c)	164,298	13,469,150
		55,745,602
Independent Power Producers & Energy Traders–0.20%
AES Corp. (The)(c)	696,388	11,984,837
Shares		Value
Industrial Conglomerates–0.60%
3M Co.	113,202	$11,214,922
General Electric Co.	107,649	13,111,648
Honeywell International, Inc.	65,177	12,769,478
		37,096,048
Industrial Gases–0.39%
Air Products and Chemicals, Inc.	40,289	10,900,189
Linde PLC	31,091	12,864,523
		23,764,712
Industrial Machinery & Supplies & Components–2.36%
Dover Corp.	84,629	11,946,230
Fortive Corp.	155,062	10,696,177
IDEX Corp.	55,656	11,224,702
Illinois Tool Works, Inc.(c)	50,437	12,216,346
Ingersoll Rand, Inc.	173,244	12,374,819
Nordson Corp.	51,662	12,158,135
Otis Worldwide Corp.	145,407	12,474,467
Parker-Hannifin Corp.	29,391	12,731,593
Pentair PLC	176,654	11,401,249
Snap-on, Inc.	46,302	12,718,696
Stanley Black & Decker, Inc.	132,176	12,014,799
Xylem, Inc.	126,303	13,278,234
		145,235,447
Industrial REITs–0.18%
Prologis, Inc.	98,193	11,285,321
Insurance Brokers–1.04%
Aon PLC, Class A	36,067	11,847,649
Arthur J. Gallagher & Co.	52,706	13,123,794
Brown & Brown, Inc.	164,478	12,293,086
Marsh & McLennan Cos., Inc.	61,751	12,314,384
Willis Towers Watson PLC	59,297	14,604,851
		64,183,764
Integrated Oil & Gas–0.52%
Chevron Corp.	71,926	10,328,573
Exxon Mobil Corp.	104,028	10,687,837
Occidental Petroleum Corp.	184,232	10,897,323
		31,913,733
Integrated Telecommunication Services–0.45%
AT&T, Inc.	835,182	13,838,966
Verizon Communications, Inc.	359,540	13,781,168
		27,620,134
Interactive Home Entertainment–0.44%
Electronic Arts, Inc.	98,780	13,632,628
Take-Two Interactive Software, Inc.(b)	84,238	13,326,451
		26,959,079
Interactive Media & Services–0.55%
Alphabet, Inc., Class A(b)	47,519	6,297,693
Alphabet, Inc., Class C(b)	40,421	5,413,180
Match Group, Inc.(b)	273,021	8,840,420
Meta Platforms, Inc., Class A(b)	40,373	13,208,027
		33,759,320
Internet Services & Infrastructure–0.42%
Akamai Technologies, Inc.(b)	114,889	13,273,126
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Internet Services & Infrastructure–(continued)
VeriSign, Inc.(b)	58,223	$12,354,921
		25,628,047
Investment Banking & Brokerage–0.78%
Charles Schwab Corp. (The)	202,706	12,429,932
Goldman Sachs Group, Inc. (The)	36,946	12,618,537
Morgan Stanley	141,623	11,236,369
Raymond James Financial, Inc.	113,107	11,893,201
		48,178,039
IT Consulting & Other Services–1.03%
Accenture PLC, Class A	36,952	12,310,189
Cognizant Technology Solutions Corp., Class A	168,582	11,864,801
EPAM Systems, Inc.(b)	45,323	11,701,945
Gartner, Inc.(b)	33,958	14,766,297
International Business Machines Corp.	81,437	12,912,651
		63,555,883
Leisure Products–0.13%
Hasbro, Inc.	171,955	7,980,432
Life & Health Insurance–1.03%
Aflac, Inc.	160,720	13,293,151
Globe Life, Inc.	109,588	13,493,571
MetLife, Inc.	189,964	12,087,409
Principal Financial Group, Inc.	159,546	11,779,281
Prudential Financial, Inc.	126,476	12,366,823
		63,020,235
Life Sciences Tools & Services–2.19%
Agilent Technologies, Inc.	105,505	13,483,539
Bio-Rad Laboratories, Inc., Class A(b)	33,602	10,245,922
Bio-Techne Corp.	167,456	10,532,982
Charles River Laboratories International, Inc.(b)	60,212	11,866,581
Danaher Corp.	54,412	12,150,744
Illumina, Inc.(b)	75,945	7,742,593
IQVIA Holdings, Inc.(b)(c)	56,322	12,058,540
Mettler-Toledo International, Inc.(b)(c)	10,637	11,614,859
Revvity, Inc.	112,577	10,008,095
Thermo Fisher Scientific, Inc.	23,206	11,504,607
Waters Corp.(b)(c)	45,629	12,803,954
West Pharmaceutical Services, Inc.	30,590	10,729,748
		134,742,164
Managed Health Care–1.08%
Centene Corp.(b)	183,866	13,547,247
Elevance Health, Inc.	26,801	12,850,811
Humana, Inc.	25,713	12,467,205
Molina Healthcare, Inc.(b)	37,527	13,718,370
UnitedHealth Group, Inc.	25,016	13,833,098
		66,416,731
Metal, Glass & Plastic Containers–0.21%
Ball Corp.	230,881	12,765,410
Movies & Entertainment–0.82%
Live Nation Entertainment, Inc.(b)	148,587	12,513,997
Netflix, Inc.(b)	27,161	12,873,499
Walt Disney Co. (The)(b)	147,421	13,664,453
Shares		Value
Movies & Entertainment–(continued)
Warner Bros Discovery, Inc.(b)	1,062,422	$11,102,310
		50,154,259
Multi-Family Residential REITs–1.07%
AvalonBay Communities, Inc.	67,083	11,601,334
Camden Property Trust	116,775	10,540,112
Equity Residential	191,965	10,911,291
Essex Property Trust, Inc.	53,383	11,395,135
Mid-America Apartment Communities, Inc.	87,211	10,856,025
UDR, Inc.	311,086	10,390,272
		65,694,169
Multi-line Insurance–0.45%
American International Group, Inc.	201,586	13,266,375
Assurant, Inc.	86,923	14,604,802
		27,871,177
Multi-Sector Holdings–0.19%
Berkshire Hathaway, Inc., Class B(b)	33,117	11,922,120
Multi-Utilities–1.95%
Ameren Corp.	151,450	11,751,005
CenterPoint Energy, Inc.	425,119	12,018,114
CMS Energy Corp.	214,877	12,196,419
Consolidated Edison, Inc.	134,751	12,142,413
Dominion Energy, Inc.	255,233	11,572,264
DTE Energy Co.	117,150	12,196,486
NiSource, Inc.(c)	445,925	11,433,517
Public Service Enterprise Group, Inc.	197,839	12,351,089
Sempra	168,794	12,300,019
WEC Energy Group, Inc.	142,041	11,877,468
		119,838,794
Office REITs–0.35%
Alexandria Real Estate Equities, Inc.(c)	104,570	11,439,958
Boston Properties, Inc.	180,635	10,283,551
		21,723,509
Oil & Gas Equipment & Services–0.52%
Baker Hughes Co., Class A	325,483	10,985,052
Halliburton Co.	291,341	10,788,357
Schlumberger N.V.	199,877	10,401,599
		32,175,008
Oil & Gas Exploration & Production–1.80%
APA Corp.	271,727	9,782,172
ConocoPhillips	98,000	11,325,860
Coterra Energy, Inc.	426,475	11,194,969
Devon Energy Corp.	228,382	10,270,339
Diamondback Energy, Inc.	77,079	11,901,768
EOG Resources, Inc.	90,610	11,151,373
EQT Corp.	283,112	11,313,155
Hess Corp.	74,922	10,531,036
Marathon Oil Corp.	440,374	11,198,711
Pioneer Natural Resources Co.	50,358	11,664,927
		110,334,310
Oil & Gas Refining & Marketing–0.57%
Marathon Petroleum Corp.	77,436	11,552,677
Phillips 66	98,392	12,681,745
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Oil & Gas Refining & Marketing–(continued)
Valero Energy Corp.	84,659	$10,612,852
		34,847,274
Oil & Gas Storage & Transportation–0.83%
Kinder Morgan, Inc.	715,870	12,577,836
ONEOK, Inc.	185,682	12,784,206
Targa Resources Corp.	140,942	12,748,204
Williams Cos., Inc. (The)	355,607	13,082,781
		51,193,027
Other Specialized REITs–0.39%
Iron Mountain, Inc.(c)	191,873	12,308,653
VICI Properties, Inc.	385,592	11,525,345
		23,833,998
Other Specialty Retail–0.56%
Bath & Body Works, Inc.	329,496	10,748,160
Tractor Supply Co.(c)	55,323	11,231,122
Ulta Beauty, Inc.(b)	29,069	12,383,103
		34,362,385
Packaged Foods & Meats–2.18%
Campbell Soup Co.	285,126	11,456,363
Conagra Brands, Inc.	413,285	11,691,833
General Mills, Inc.	181,807	11,573,833
Hershey Co. (The)	57,535	10,811,977
Hormel Foods Corp.(c)	323,993	9,910,946
JM Smucker Co. (The)	84,945	9,321,015
Kellanova	215,779	11,337,029
Kraft Heinz Co. (The)	364,884	12,811,077
Lamb Weston Holdings, Inc.	122,222	12,225,867
McCormick & Co., Inc.	149,029	9,661,550
Mondelez International, Inc., Class A	172,252	12,240,227
Tyson Foods, Inc., Class A	231,060	10,822,850
		133,864,567
Paper & Plastic Packaging Products & Materials–1.27%
Amcor PLC	1,300,174	12,325,649
Avery Dennison Corp.	66,422	12,919,079
International Paper Co.	347,290	12,828,893
Packaging Corp. of America	82,059	13,786,733
Sealed Air Corp.	354,140	11,821,193
WestRock Co.	347,892	14,322,714
		78,004,261
Passenger Airlines–0.87%
Alaska Air Group, Inc.(b)(c)	302,100	11,422,401
American Airlines Group, Inc.(b)(c)	860,273	10,693,193
Delta Air Lines, Inc.	294,626	10,880,538
Southwest Airlines Co.	407,268	10,413,843
United Airlines Holdings, Inc.(b)	253,511	9,988,334
		53,398,309
Personal Care Products–0.35%
Estee Lauder Cos., Inc. (The), Class A	78,095	9,971,950
Kenvue, Inc.	564,629	11,541,017
		21,512,967
Pharmaceuticals–1.42%
Bristol-Myers Squibb Co.	197,740	9,764,401
Catalent, Inc.(b)	248,074	9,637,675
Shares		Value
Pharmaceuticals–(continued)
Eli Lilly and Co.	20,506	$12,119,866
Johnson & Johnson	74,904	11,584,653
Merck & Co., Inc.	110,285	11,302,007
Pfizer, Inc.	351,143	10,699,327
Viatris, Inc.	1,189,576	10,920,308
Zoetis, Inc.	64,736	11,436,909
		87,465,146
Property & Casualty Insurance–2.00%
Allstate Corp. (The)	113,244	15,612,949
Arch Capital Group Ltd.(b)	155,675	13,028,441
Chubb Ltd.	58,760	13,481,307
Cincinnati Financial Corp.	114,540	11,773,567
Hartford Financial Services Group, Inc. (The)	168,228	13,148,700
Loews Corp.	192,641	13,540,736
Progressive Corp. (The)	88,587	14,530,926
Travelers Cos., Inc. (The)	75,219	13,586,056
W.R. Berkley Corp.	194,197	14,088,992
		122,791,674
Publishing–0.21%
News Corp., Class A	435,311	9,594,254
News Corp., Class B(c)	131,992	3,041,096
		12,635,350
Rail Transportation–0.64%
CSX Corp.	401,556	12,970,259
Norfolk Southern Corp.	61,473	13,410,950
Union Pacific Corp.	56,783	12,791,506
		39,172,715
Real Estate Services–0.38%
CBRE Group, Inc., Class A(b)	141,092	11,140,624
CoStar Group, Inc.(b)	145,653	12,095,025
		23,235,649
Regional Banks–1.20%
Citizens Financial Group, Inc.	439,409	11,982,683
Huntington Bancshares, Inc.	1,106,403	12,458,098
M&T Bank Corp.	98,757	12,657,685
Regions Financial Corp.	671,128	11,194,415
Truist Financial Corp.	403,848	12,979,675
Zions Bancorporation N.A.(c)	344,405	12,271,150
		73,543,706
Reinsurance–0.22%
Everest Group Ltd.	32,443	13,319,474
Research & Consulting Services–0.82%
Equifax, Inc.	61,185	13,320,586
Jacobs Solutions, Inc.	91,989	11,699,161
Leidos Holdings, Inc.	125,539	13,472,846
Verisk Analytics, Inc.	49,214	11,881,736
		50,374,329
Restaurants–1.22%
Chipotle Mexican Grill, Inc.(b)	6,183	13,616,512
Darden Restaurants, Inc.(c)	80,478	12,592,393
Domino’s Pizza, Inc.	31,048	12,198,449
McDonald’s Corp.	43,072	12,139,412
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Restaurants–(continued)
Starbucks Corp.	126,224	$12,534,043
Yum! Brands, Inc.	95,049	11,933,402
		75,014,211
Retail REITs–0.99%
Federal Realty Investment Trust	123,027	11,760,151
Kimco Realty Corp.	647,288	12,505,604
Realty Income Corp.	217,400	11,730,904
Regency Centers Corp.	187,711	11,784,497
Simon Property Group, Inc.	104,927	13,104,333
		60,885,489
Self-Storage REITs–0.39%
Extra Space Storage, Inc.	95,155	12,386,326
Public Storage	43,948	11,371,985
		23,758,311
Semiconductor Materials & Equipment–1.07%
Applied Materials, Inc.	81,520	12,210,066
Enphase Energy, Inc.(b)	100,030	10,105,031
KLA Corp.	24,162	13,159,108
Lam Research Corp.	17,981	12,872,958
SolarEdge Technologies, Inc.(b)(c)	80,798	6,413,745
Teradyne, Inc.(c)	120,628	11,125,520
		65,886,428
Semiconductors–3.01%
Advanced Micro Devices, Inc.(b)	113,362	13,734,940
Analog Devices, Inc.	67,768	12,427,296
Broadcom, Inc.	14,024	12,982,438
First Solar, Inc.(b)	65,644	10,357,310
Intel Corp.	316,406	14,143,348
Microchip Technology, Inc.	152,661	12,738,034
Micron Technology, Inc.	171,368	13,044,532
Monolithic Power Systems, Inc.	24,011	13,175,316
NVIDIA Corp.	26,391	12,343,071
NXP Semiconductors N.V. (China)	59,229	12,087,454
ON Semiconductor Corp.(b)	122,821	8,760,822
Qorvo, Inc.(b)	121,065	11,682,772
QUALCOMM, Inc.	113,310	14,622,655
Skyworks Solutions, Inc.	121,017	11,730,178
Texas Instruments, Inc.	73,039	11,153,786
		184,983,952
Single-Family Residential REITs–0.19%
Invitation Homes, Inc.	354,977	11,842,033
Soft Drinks & Non-alcoholic Beverages–0.76%
Coca-Cola Co. (The)	206,181	12,049,218
Keurig Dr Pepper, Inc.	360,509	11,381,269
Monster Beverage Corp.(b)	213,351	11,766,308
PepsiCo, Inc.	68,229	11,482,258
		46,679,053
Specialty Chemicals–1.57%
Albemarle Corp.(c)	65,209	7,907,895
Celanese Corp.(c)	96,560	13,389,010
DuPont de Nemours, Inc.	159,484	11,409,485
Eastman Chemical Co.	151,221	12,676,857
Ecolab, Inc.	66,058	12,665,300
International Flavors & Fragrances, Inc.	174,984	13,190,294
Shares		Value
Specialty Chemicals–(continued)
PPG Industries, Inc.	88,626	$12,584,006
Sherwin-Williams Co. (The)	44,305	12,352,234
		96,175,081
Steel–0.43%
Nucor Corp.	72,915	12,393,363
Steel Dynamics, Inc.	116,831	13,918,077
		26,311,440
Systems Software–1.23%
Fortinet, Inc.(b)	187,711	9,866,090
Gen Digital, Inc.	601,631	13,284,013
Microsoft Corp.	35,979	13,632,803
Oracle Corp.	95,207	11,064,005
Palo Alto Networks, Inc.(b)	48,350	14,267,602
ServiceNow, Inc.(b)	20,042	13,743,601
		75,858,114
Technology Distributors–0.19%
CDW Corp.	56,552	11,925,686
Technology Hardware, Storage & Peripherals–1.27%
Apple, Inc.	67,497	12,821,055
Hewlett Packard Enterprise Co.	693,576	11,728,370
HP, Inc.	408,373	11,981,664
NetApp, Inc.	152,062	13,896,946
Seagate Technology Holdings PLC	183,979	14,552,739
Western Digital Corp.(b)(c)	276,664	13,365,638
		78,346,412
Telecom Tower REITs–0.68%
American Tower Corp.	66,486	13,880,947
Crown Castle, Inc.	121,186	14,212,694
SBA Communications Corp., Class A	55,443	13,692,203
		41,785,844
Timber REITs–0.19%
Weyerhaeuser Co.	374,660	11,745,591
Tobacco–0.38%
Altria Group, Inc.	272,835	11,469,983
Philip Morris International, Inc.	127,744	11,926,180
		23,396,163
Trading Companies & Distributors–0.64%
Fastenal Co.	220,631	13,231,241
United Rentals, Inc.	25,932	12,344,151
W.W. Grainger, Inc.	17,431	13,704,078
		39,279,470
Transaction & Payment Processing Services–1.56%
Fidelity National Information Services, Inc.	216,389	12,689,051
Fiserv, Inc.(b)	98,903	12,917,721
FleetCor Technologies, Inc.(b)	44,241	10,639,960
Global Payments, Inc.	95,518	11,122,116
Jack Henry & Associates, Inc.	79,437	12,605,858
Mastercard, Inc., Class A	28,991	11,997,346
PayPal Holdings, Inc.(b)	197,221	11,361,902
Visa, Inc., Class A(c)	48,633	12,483,118
		95,817,072
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Shares		Value
Water Utilities–0.19%
American Water Works Co., Inc.	87,319	$11,512,137
Wireless Telecommunication Services–0.21%
T-Mobile US, Inc.	87,384	13,146,923
Total Common Stocks & Other Equity Interests (Cost $3,183,428,913)		6,040,618,412
Money Market Funds–1.60%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(d)(f)	34,473,337	34,473,337
Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(d)(f)	24,614,133	24,626,440
Invesco Treasury Portfolio, Institutional Class, 5.28%(d)(f)	39,398,100	39,398,100
Total Money Market Funds (Cost $98,495,415)		98,497,877
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $3,281,924,328)		6,139,116,289
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.63%
Invesco Private Government Fund, 5.32%(d)(f)(g)	50,113,006	$50,113,006
Invesco Private Prime Fund, 5.55%(d)(f)(g)	172,943,979	173,013,157
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $223,103,752)		223,126,163
TOTAL INVESTMENTS IN SECURITIES–103.53% (Cost $3,505,028,080)		6,362,242,452
OTHER ASSETS LESS LIABILITIES—(3.53)%		(217,199,294)
NET ASSETS–100.00%		$6,145,043,158
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2023.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2023.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2023	Dividend Income
Invesco Ltd.	$12,024,042	$731,986	$(326,804)	$(1,108,543)	$(212,599)	$11,108,082	$158,672
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	8,944,423	76,920,024	(51,391,110)	-	-	34,473,337	131,976
Invesco Liquid Assets Portfolio, Institutional Class	6,387,428	54,942,874	(36,708,571)	2,462	2,247	24,626,440	96,108
Invesco Treasury Portfolio, Institutional Class	10,222,198	87,908,599	(58,732,697)	-	-	39,398,100	149,459
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	61,093,654	216,505,268	(227,485,916)	-	-	50,113,006	1,059,290*
Invesco Private Prime Fund	157,097,966	547,823,667	(531,982,346)	29,463	44,407	173,013,157	2,871,376*
Total	$255,769,711	$984,832,418	$(906,627,444)	$(1,076,618)	$(165,945)	$332,732,122	$4,466,881

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E-Mini Standard & Poor’s MidCap 400 Index	204	December-2023	$52,379,040	$48,706	$48,706
E-Mini S&P 500 Index	248	December-2023	56,751,700	104,387	104,387
Total Futures Contracts				$153,093	$153,093

(a)	Futures contracts collateralized by $362,612 cash held with Goldman Sachs International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,040,618,412	$—	$—	$6,040,618,412
Money Market Funds	98,497,877	223,126,163	—	321,624,040
Total Investments in Securities	6,139,116,289	223,126,163	—	6,362,242,452
Other Investments - Assets*
Futures Contracts	153,093	—	—	153,093
Total Investments	$6,139,269,382	$223,126,163	$—	$6,362,395,545

*	Unrealized appreciation.
Invesco Equally-Weighted S&P 500 Fund